Recapitalization (Details) - Schedule of Recapitalization $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Recapitalization [Abstract]
Cash	$ 660
Other current assets	127
Accounts payable	(860)
Accrued expenses	(277)
Warrant liabilities	(2,024)
Net liabilities assumed in exchange for common stock	(2,374)
Less: Cash	(660)
Non-cash net liabilities assumed in exchange for common stock	$ (3,034)